Golden Large Cap Core Fund
Golden Large Cap Core Fund
Investment Objective
The Fund seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Golden Large Cap Core Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Golden Large Cap Core Fund		Institutional Shares	Investor Shares
Management Fees		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		0.71%	0.96%
Fee Waiver and/or Expense Reimbursement	[1]	(0.01%)	(0.01%)
Net Annual Fund Operating Expenses		0.70%	0.95%
[1]	Golden Capital Management, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 0.70% and 0.95% respectively for the period November 1, 2015 through October 31, 2017

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - Golden Large Cap Core Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	72	226	394	882
Investor Shares	97	305	530	1,177

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S.-listed equity securities of companies with large market capitalizations ("80% Policy"). Such securities may be issued by companies that are organized in the U.S. or those organized in a foreign jurisdiction. For these purposes, large market capitalization companies are those with market capitalizations that are similar, at the time of their purchase, to those of the companies in the S&P 500® Index or the Russell 1000® Index. As of September 30, 2015, the market capitalizations of the companies in the S&P 500® Index ranged from approximately $1.46 billion to $629.01 billion. As of September 30, 2015, the market capitalizations of the companies in the Russell 1000® Index ranged from approximately $489.87 million to $629.01 billion.

The goal of the Fund is to construct an actively managed portfolio of large-cap companies that are undervalued and exhibit the likelihood of meeting or exceeding earnings expectations. Due to market fluctuations and the wide range of capitalization in the S&P 500® Index and the Russell 1000® Index, it is possible for the Fund to invest in companies that may be viewed at times as mid and small-cap companies.

The Fund's Adviser, Golden Capital Management, LLC (the "Adviser"), uses a combination of quantitative and qualitative analysis to select the securities in which the Fund will invest. The Adviser's quantitative analysis focuses on company fundamentals and is conducted using a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked undergo further qualitative analysis. The Adviser's process for selling portfolio securities is based on a method that indicates a company may have declining earnings expectations or significantly overvalued stock price. Generally, the Adviser avoids investment in companies for which the primary industry classification is alcohol, gaming or tobacco. This disciplined process leads to a focused, target portfolio of approximately 50 securities from the major economic sectors.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Equity Risk. The Fund's equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of securities than do many other mutual funds, changes in the value of individual securities held by the Fund may have a larger impact on the Fund's NAV than if the Fund were more broadly invested.

Foreign Securities Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new or amended government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital or nationalization, and/or increased taxation or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency relative to the U.S. dollar and may be subject to foreign withholding and other taxes.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective. Since the Adviser generally avoids investments in companies for which the primary industry classification is alcohol, gaming or tobacco, the Fund may forego profitable investment opportunities.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Quantitative Security Selection Risk. To the extent the Fund uses quantitative techniques to generate investment decisions, its processes and security selection can be adversely affected if it relies on erroneous or outdated data. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Small and Mid Capitalization Company Risk. Investments in small and mid capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Value Investment Risk. Value investments are subject to the risk that they remain undervalued for a given period or never realize their full value.

Performance Information

The chart and table provide some indication of the risks of investing in the Fund's Institutional Shares from year to year by showing the changes in the performance and how the Fund's Institutional Shares' average annual returns for one year, five years and since inception compare to the S&P 500® Index, a broad measure of market performance. Updated performance information is available on a monthly basis and may be obtained by calling (800) 206-8610 (toll free).

Performance information represents only past performance, and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of September 30, 2015 was 6.81%.
During the period shown, the highest return for a quarter was 15.18% for the quarter ended March 31, 2012, and the lowest return was -19.21% for the quarter ended December 31, 2008.
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Returns - Golden Large Cap Core Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Shares	14.63%	15.74%	7.93%	Sep. 13, 2005
After Taxes on Distributions | Institutional Shares	13.46%	14.30%	7.14%
After Taxes on Distributions and Sales | Institutional Shares	9.19%	12.61%	6.38%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.94%